Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Federal tax benefit at statutory rate	$ (1,657,000)	$ (235,000)
State tax benefit, net of federal tax	(61,000)	(10,000)
Permanent differences	38,000	5,000
Increase in valuation allowance	1,298,000	240,000
Benefit for income taxes	$ (458,047)	$ 0